Term Loan	12 Months Ended
Mar. 31, 2024
Term Loan Disclosure [Abstract]
Term Loan [Text Block]

14. Term Loan

As part of the Atlantic acquisition in 2022, the Company acquired a $11 million (C$13.6 million) term loan. The facility bears interest at 3.33% per annum and a maturity date of June 30, 2024. Principal payments of C$0.2 million plus interest is payable monthly.

The term loan has financial ratios and minimum tangible asset covenants that must be maintained by HIVE Atlantic Datacentres Ltd. As at March 31, 2024, the covenant to maintain a ratio of total debt to tangible net worth equal to or less than 2:1 was not met. The outstanding balance is presented as a current liability as at March 31, 2024. On June 6, 2024 the lender issued an acknowledgement to the Company that the covenant was not met, and provided a waiver stating that they do not consider this breach a default under the loan. The lender has not requested early repayment of the loan as of the date when these financial statements were approved by the Board of Directors. The term loan includes an unlimited guarantee from the Company.

Balance, March 31, 2022	$9,375
Interest	273
Repayment	(1,991)
Foreign exchange movement	(518)
Balance, March 31, 2023	$7,139
Interest	212
Repayment	(1,742)
Foreign exchange movement	(1)
Balance, March 31, 2024	$5,608